Investment in Limestone	12 Months Ended
Aug. 31, 2025
Investment in Limestone
Investment in Limestone

10. Investment in Limestone

On May 14, 2021, the Company subscribed for and purchased 3,400 senior unsecured subordinated convertible debentures of The Limestone Boat Company Limited (“Limestone”), a publicly traded company listed under the trading symbol “BOAT” on the TSX Venture Exchange (the “Debentures”), for an aggregate amount of $2,807,829.

The Debentures bear interest at a rate of 10% per annum, payable annually in arrears, and have a 36-month term (the “Term”). The Debentures are convertible at any time at the option of the Company into common shares of Limestone (“Common Shares”) at a conversion price of $0.30 (C$0.36) per Common Share (the “Conversion Price”). If at any time following 120 days from the date of issuance of the Debentures (the “Closing Date“) and prior to the date that is 30 days prior to the end of the Term, the volume weighted average closing price of the Common Shares on the TSX Venture Exchange, or such other exchange on which the Common Shares may be listed, is equal to or higher than $0.41 (C$0.50) per Common Share for 20 consecutive trading days, Limestone may notify the Company that the Debentures will be automatically converted into Common Shares at the Conversion Price 30 days following the date of such notice.

The Debentures are carried at fair value through profit and loss and are considered as Level 2 financial instruments in the fair value hierarchy.

On January 20, 2023, Limestone announced that Limestone’s U.S. subsidiaries filed for voluntary petitions for relief under Chapter 7 of the Bankruptcy Code in the U.S. Bankruptcy Court for the Middle District of Tennessee. As a result, the Company recorded an impairment on the entire value of the Debentures at the amount $1,958,514 for the year ended August 31, 2023.

For the year ended August 31, 2025, the Company recorded a gain of nil (2024 - nil; 2023 – $65,996) for the change in fair value of the Debentures and interest income of nil (2024 - nil; 2023 - $84,167) in net loss as a net financial income (expense).

On July 18, 2023, the Company agreed with Limestone to convert the Debentures into common shares of Limestone at a conversion price of $0.054 (C$0.071), which was approved by the shareholders of Limestone and awaiting the issuance of the Company’s shareholder certificate. The Company maintained the fair value of its investment in Limestone at nil as at August 31, 2025.